Schedule of principal actuarial assumptions (Details)	12 Months Ended
	Jun. 30, 2026	Feb. 12, 2026	Jun. 30, 2025
Provisions [abstract]
Discount rate (per annum)	7.39%	30.00%
Salary escalation rate (per annum)	7.00%
Employee attrition rate (per annum)	5.00%
Mortality - Indian Assured Lives Mortality	2012–14 Ultimate
Retirement age	60 years